UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
February 21, 2009 to March 20, 2009
Commission File Number of issuing entity: 333-133770-03
Volkswagen Auto Lease Trust 2006-A

(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-133770
Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Delaware	38-6738618
Delaware	11-365048-3
State or other jurisdiction of incorporation or organization of the issuing entity	(I.R.S. Employer Identification Nos. for issuing entity and depositor, respectively)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171

(Address of principal executive offices of the issuing entity)	(Zip Code)
(703) 364-7000

(Telephone number, including area code)
N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Auto Lease Asset	☐	☐	☑
Backed Notes,
Series 2006-A, Class
A-1 Notes, Class A-
2 Notes, Class A-3
Notes and Class A-4
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     Response to Item 1 is set forth in Exhibit 99.1.
PART II—OTHER INFORMATION
Item 2. Legal Proceedings.
     Not applicable
Item 3. Sales of Securities and Use of Proceeds.
     Not applicable
Item 4. Defaults Upon Senior Securities.
     Not applicable
Item 5. Submission of Matters to a Vote of Security Holders.
     Not applicable
Item 6. Significant Obligors of Pool Assets.
     Not applicable
Item 7. Significant Enhancement Provider Information.
     Not applicable
Item 8. Other Information.
     On August 3, 2006, Volkswagen Auto Lease Trust 2006-A (the “Issuer”) and Citibank, N.A., as indenture trustee (the “Indenture Trustee”), entered into an Indenture (the “Indenture”) pursuant to which the Issuer issued the Class A-1 Auto Lease Asset Backed Notes, the Class A-2 Auto Lease Asset Backed Notes, the Class A-3 Auto Lease Asset Backed Notes and the Class A-4 Auto Lease Asset Backed Notes (collectively, the “Notes”). Under the Indenture, the Issuer granted a security interest in its property to the Indenture Trustee to secure its obligations under the Notes.
     Pursuant to the Amended and Restated Trust Agreement dated as of August 3, 2006 (the “Trust Agreement”) between Volkswagen Auto Lease/ Loan Underwritten Funding, LLC, formerly known as Volkswagen Auto Lease Underwritten Funding, LLC (the “Transferor”) and Deutsche Bank Trust Company Delaware, as owner trustee (the “Owner Trustee”), the Transferor has the right to purchase the Transaction SUBI Certificate from the Issuer on any payment date if, either before or after giving effect to any payment of principal required to be made on such payment date, the outstanding balance of the Notes is less than or equal to 10% of the initial note balance (the “Optional Purchase”). The Transferor is the sole holder of the Issuer’s equity certificate. The Transferor elected to exercise the Optional Purchase on March 20, 2009.

     Upon exercise of the Optional Purchase and in accordance with the terms of the Indenture and the Trust Agreement, the Transferor purchased the Transaction SUBI Certificate for $266,471,046.48 and the Issuer used the proceeds of the Optional Purchase and the amounts on deposit in its collection account to redeem the Notes on March 20, 2009. Upon redemption of the Notes and satisfaction of the other terms and conditions of the Indenture, the Indenture Trustee released the lien of the Indenture and discharged the Indenture (other than with respect to certain rights and obligations that survive the satisfaction and discharge of the Indenture pursuant to the terms of the Indenture). The Issuer and the Trust Agreement will terminate following the final distribution by the Owner Trustee of all moneys or other property or proceeds of the Issuer’s trust estate in accordance with the terms of the Indenture, the Trust Agreement and the other documents, and the dissolution of the Issuer pursuant to Delaware law.
     There are no prepayment or other penalties under the Indenture, Trust Agreement or related documents in connection with the Optional Purchase and redemption of the Notes.
     On March 20, 2009, the Indenture Trustee made the monthly payment to the noteholders, as indicated in the Monthly Distribution Report relating to the Issuer. A copy of this Monthly Distribution Report, which relates to the March 20, 2009 monthly payment and the Collection Period ended February 28, 2009, provided to the Indenture Trustee, is attached hereto as Exhibit 99.1 and is incorporated herein by reference
Item 9. Exhibits.
     Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

March 20, 2009	VOLKSWAGEN AUTO LEASE TRUST 2006-A

By VW Credit, Inc. as Servicer

	By: Name: Title:	/s/ Dennis Tack Dennis Tack Controller